Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011
Components of accumulated other comprehensive income
Unrealized gain (loss) on cash flow hedges, net of tax	$ (164)	$ 815
Unrealized gain (loss) on cash flow hedges, tax	(104)	519
Unrealized actuarial loss and prior service credit for pension liability, net of tax	(13,666)	(10,438)
Unrealized actuarial loss and prior service credit for pension liability, tax	8,616	6,623
Accumulated foreign currency translation adjustment	17,193	9,114
Accumulated other comprehensive income, net	$ 3,363	$ (509)